PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of Prepaid Expenses and Other Current Assets

	December 31,	December 31,
	2022	2021
Prepaid service charges and property taxes	$55	$58
Prepaid utilities	51	51
Prepaid insurance	358	412
Prepaid administrative expenses	35	63
Prepaid technical fees	22	141
Prepaid consulting fees	304	27
VAT receivable	195	50
Other receivable and other prepaid expenses	36	—
Total prepaid expenses and other current assets	$1,056	$802